SUBSEQUENT EVENTS (Details Textual) - Jul. 27, 2017 - Subsequent Event [Member]	USD ($)	ILS (₪)
Subsequent Event [Line Items]
Claim Amount of Per Client	$ 373	₪ 1,332
Aggregate Claim amount	$ 14,005,602	₪ 50,000,000